Principal Funds, Inc.
Supplement dated September 17, 2018
to the Statement of Additional Information dated March 1, 2018, as amended and restated September 11, 2018
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

INVESTMENT ADVISORY AND OTHER SERVICES
Effective on or about September 30, 2018, under Investment Advisors, delete the Emerald Advisers, Inc. section, and replace with the following:

Sub-Advisor:	Emerald Advisers, LLC (“Emerald”) is a wholly-owned subsidiary of Emerald Asset Management, LLC, which is 51% owned by a subsidiary of 1251 Capital Group, Inc. a financial services holding company.
Fund(s):    SmallCap Growth I
Effective January 1, 2019, under Management Agreement, delete the row for MidCap and replace with the following:

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Next $9.5 billion	Next $2.5 billion	Over $15 billion
MidCap	0.65%	0.63%	0.61%	0.60%	0.59%	0.58%	0.57%	0.56%
Effective January 1, 2019, in the tables under Contractual Limits on Total Fund Operating Expenses, delete the rows for Diversified International, Finisterre Unconstrained Emerging Markets Bond, International I, and International Emerging Markets Funds and replace with the following:

Fund	A	C	J	Inst.	Expiration
Diversified International	N/A	1.98%	N/A	0.85%	2/29/2020
Finisterre Unconstrained Emerging Markets Bond	1.34%	N/A	N/A	0.99%	2/29/2020
International I	1.30%	N/A	N/A	0.90%	2/29/2020
International Emerging Markets	1.55%	2.51%	1.37%	1.20%	2/29/2020
Delete the table under Contractual Management Fee Waivers and replace with the following:

Contractual Fee Waivers
Fund	Waiver	Effective	Expiration
Core Plus Bond	0.060%	3/01/2018	2/28/2019
Diversified International	0.100%	1/01/2019	2/29/2020
Finisterre Unconstrained Emerging Markets Bond	0.130%	1/01/2019	2/29/2020
Global Diversified Income	0.010%	3/01/2018	2/28/2019
International I	0.150%	1/01/2019	2/29/2020
International Emerging Markets	0.150%	1/01/2019	2/29/2020
LargeCap Growth I	0.016%	3/01/2018	2/28/2019
LargeCap Value III	0.062%	3/01/2018	12/31/2018
LargeCap Value III	0.065%	1/01/2019	2/29/2020
MidCap Growth III	0.080%	3/01/2018	2/28/2019
MidCap Value I	0.120%	3/01/2018	2/28/2019
MidCap Value III	0.014%	3/01/2018	2/28/2019
Overseas	0.065%	3/01/2018	2/28/2019
SmallCap Growth I	0.092%	3/01/2018	2/28/2019
SmallCap Value II	0.040%	3/01/2018	2/28/2019

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